Stockholders' Equity (Net Earnings Per Share) (Details) - USD ($) shares in Millions, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Stockholders' Equity Note [Abstract]
Numerator for basic and diluted earnings per share – net earnings (loss) available to Whirlpool	$ 499	$ 392	$ 30	$ 154	$ 273	$ 357	$ 66	$ 472	$ 1,075	$ 1,168	$ (149)
Denominator for basic earnings per share – weighted-average shares (in shares)									62.7	63.7	67.2
Effect of dilutive securities – stock-based compensation (in shares)									0.6	0.5	0.0
Denominator for diluted earnings per share – adjusted weighted-average shares (in shares)									63.3	64.2	67.2
Anti-dilutive stock options/awards excluded from earnings per share (in shares)									1.3	1.3	1.9